EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings (loss) per share

	Years Ended December 31,
	2011	2012	2013
	(In U.S. dollars, except share and per share data)
Net income (loss) attributable to Canadian Solar Inc.—basic and diluted	$(90,804,200)	$(195,468,691)	$31,659,276

Weighted average number of common shares—basic	43,076,489	43,190,778	46,306,739
Diluted share number from share options and RSUs	—	—	4,081,545

Weighted average number of common shares—diluted	43,076,489	43,190,778	50,388,284

Basic earnings (loss) per share	$(2.11)	$(4.53)	$$0.68

Diluted earnings (loss) per share	$(2.11)	$(4.53)	$$0.63

Schedule of anti-dilutive shares excluded from the computation of diluted earnings (loss) per share

	Years Ended December 31,
	2011	2012	2013
Convertible senior notes	50,607	—	—
Share options and RSUs	1,871,147	4,288,008	434,529
Warrant	—	4,273,102	—

	1,921,754	8,561,110	434,529